Morgan Stanley Global Advantage Fund
LETTER TO THE SHAREHOLDERS / / MAY 31, 2002

Dear Shareholder:
On April 25, 2002, the Board of Trustees of Morgan Stanley Competitive Edge Fund -- "Best Ideas" Portfolio announced that it was terminating earlier plans to merge the Fund into Morgan Stanley Dividend Growth Securities. The Board determined that it is in the best interests of the Fund to continue operating, and that a number of significant changes affecting the Fund's name, portfolio management team and principal investment strategies should occur. These changes are expected to take effect on or about July 30, 2002.

The Fund will be renamed Morgan Stanley Global Advantage Fund and the responsibility for managing the Fund will shift from the Investment Manager's Sector Funds Equity Group to its Global Core team.

The Fund will eliminate its current policy of investing, under normal circumstances, at least 80 percent of its assets in common stocks (including depository receipts) of companies included in the "Best Ideas" subgroup of "Global Investing: The Competitive Edge List," a research compilation assembled by Morgan Stanley Equity Research, or such supplemental companies as were selected by the Fund's Investment Manager. Instead the Fund will adopt a policy of investing at least 65 percent of its assets in equity securities of companies located throughout the world (including the United States). In selecting investments, the Investment Manager will seek companies that it considers to be industry leaders and that it believes have long-term growth potential and/or relatively attractive valuations. The Investment Manager will utilize a bottom-up stock selection process, generally seeking to construct a portfolio of companies reflecting a mix of both growth and value styles. Its analysis of global industry trends will also be taken into account. These changes will be effective on or about July 30, 2002.

Market Overview
This annual report to shareholders covers the 12-month period ended May 31, 2002, an extraordinary interval for the U.S. economy and the U.S. Treasury market. At its beginning the economy already was slowing, although the slowdown had yet to be officially recognized as a recession. The recession began in March 2001. By the end of the period the economy appeared to be recovering. Large-capitalization, global growth stocks were among the most heavily pressured in the financial markets.

Stocks in general weakened around the globe as the hangover effect of the technology spending bubble of the late 1990s as well as the geopolitical uncertainty created by the terrorist attacks of September 11 raised investors' concerns. We believe that four factors have been driving investors' ambivalence toward the equity markets at this time:

    - Poor visibility about the domestic economic recovery and a return to corporate prosperity

Morgan Stanley Global Advantage Fund
LETTER TO THE SHAREHOLDERS / / MAY 31, 2002 CONTINUED

    - Geopolitical risk related to the war on terrorism and regional tensions
    - A shift in investors' portfolio allocations away from financial assets and into hard assets, such as real estate and gold
    -  A lack of investor confidence in corporate governance and disclosure

Performance and Portfolio Strategy
For the 12-month period ended May 31, 2002, the Fund's Class B shares posted a return of -18.28 percent, versus a return of -12.56 for the Morgan Stanley Capital International World Index (MSCI World Index). For the same period, the Fund's Class A, C and D shares returned -17.70 percent, -18.24 percent and -17.47 percent, respectively. The performance of the Fund's four share classes varies because each has different expenses. The total return figures given assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges.

The relative performance reflects the Fund's weightings in the U.S. markets, which lagged emerging Asia and Europe during this period. The Fund also reduced it exposure to technology in the second half of the year, but it still felt the impact of this exposure from the earlier period.

As of May 31, 2002, 97 percent of the Fund's assets were invested in 40 equity positions around the world. The remaining 3 percent of assets were held in cash-equivalent investments. Equity holdings in the United States accounted for
54.8 percent of the Portfolio's net assets, with the remainder diversified among nine countries. In descending order these were France (8.2 percent), the UK (7.7 percent), Japan and the Netherlands (each 6.4 percent), Germany (3.3 percent), Finland (3.0 percent), Canada and Switzerland (each 2.6 percent) and Australia (2.2 percent).

Looking Ahead
With more than two years of difficult equity market performance behind us, we look forward to the balance of 2002 and beyond. On the economic front, it appears that the United States is showing signs of recovering slowly from the wake of excessive spending tied to the Internet euphoria and Y2K hype of the late 1990s. While we do not foresee earnings and revenue growth reminiscent of the late 1990s boom period, we would expect positive earnings surprises to begin to permeate the large-capitalization global growth universe. And, though international event risk has not diminished in the post-September 11 environment, actions being taken by the U.S. and governments abroad appear to be achieving their goals. In our view, over time, investor concerns will diminish, and the rotation back from hard assets to financial assets should benefit investors in market-share-leading companies around the world.

Morgan Stanley Global Advantage Fund
LETTER TO THE SHAREHOLDERS / / MAY 31, 2002 CONTINUED

We appreciate your ongoing support of Morgan Stanley Global Advantage Fund and look forward to continuing to serve your investment needs.

Very truly yours,

[/S/ CHARLES A. FIUMEFREDDO]             [/S/ MITCHELL M. MERIN]

Charles A. Fiumefreddo                   Mitchell M. Merin
CHAIRMAN OF THE BOARD                    PRESIDENT

Annual Householding Notice
To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents including shareholder reports, prospectuses and proxy materials to investors with the same last name and who reside at the same address. Your participation in this program will continue for an unlimited period of time, unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00 am to 8:00 pm, ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Morgan Stanley Global Advantage Fund
FUND PERFORMANCE / / MAY 31, 2002

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000
($ in Thousands)

                CLASS A    CLASS B    CLASS C    CLASS D   MSCI WORLD (4)
February 1998     $9,475    $10,000    $10,000    $10,000         $10,000
May 1998          $9,826    $10,350    $10,350    $10,380         $10,521
August 1998       $8,054     $8,470     $8,470     $8,510          $9,315
November 1998     $9,560    $10,030    $10,030    $10,110         $10,946
February 1999     $9,794    $10,260    $10,258    $10,363         $11,415
May 1999         $10,317    $10,792    $10,810    $10,926         $11,903
August 1999      $10,955    $11,434    $11,451    $11,600         $12,393
November 1999    $11,632    $12,116    $12,143    $12,323         $13,269
February 2000    $12,640    $13,139    $13,166    $13,399         $13,553
May 2000         $12,098    $12,557    $12,584    $12,836         $13,521
August 2000      $13,002    $13,460    $13,487    $13,791         $14,020
November 2000    $10,670    $11,033    $11,060    $11,328         $12,255
February 2001     $9,777    $10,091    $10,108    $10,387         $11,617
May 2001          $9,451     $9,735     $9,752    $10,043         $11,500
August 2001       $8,289     $8,518     $8,536     $8,805         $10,461
November 2001     $8,018     $8,231     $8,249     $8,529         $10,293
February 2002     $7,941     $8,139     $8,146     $8,461          $9,954
May 2002       $7,778(3)  $7,817(3)  $7,974(3)  $8,289(3)         $10,056

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH
  LESS THAN THEIR ORIGINAL COST. THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

                            AVERAGE ANNUAL TOTAL RETURNS -- PERIOD ENDED MAY 31, 2002
   -----------------------------------------------------------------------------------------------------------
                    CLASS A SHARES*                                        CLASS B SHARES**
   -------------------------------------------------     -----------------------------------------------------
   1 Year                     (17.70)%(1) (22.02)%(2)    1 Year                     (18.28)%(1)     (22.36)%(2)
   Since Inception (2/25/98)   (4.53)%(1)  (5.73)%(2)    Since Inception (2/25/98)   (5.23)%(1)      (5.62)%(2)

                      CLASS C SHARES+                                           CLASS D SHARES++
   -----------------------------------------------------      -----------------------------------------------------
   1 Year                     (18.24)%(1)     (19.05)%(2)     1 Year                     (17.47)%(1)
   Since Inception (2/25/98)   (5.18)%(1)      (5.18)%(2)     Since Inception (2/25/98)   (4.31)%(1)

---------------------

(1) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.
(2) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.
(3)  CLOSING VALUE ASSUMING A COMPLETE REDEMPTION ON MAY 31, 2002.
(4) THE MORGAN STANLEY CAPITAL INTERNATIONAL WORLD INDEX (MSCI) MEASURES PERFORMANCE FROM A DIVERSE RANGE OF GLOBAL STOCK MARKETS INCLUDING THE U.S., CANADA, EUROPE, AUSTRALIA, NEW ZEALAND, AND THE FAR EAST. THE PERFORMANCE OF THE INDEX IS LISTED IN U.S. DOLLARS AND ASSUMES REINVESTMENT OF NET DIVIDENDS. "NET DIVIDENDS" REFLECTS A REDUCTION IN DIVIDENDS AFTER TAKING INTO ACCOUNT WITHHOLDING OF TAXES BY CERTAIN FOREIGN COUNTRIES REPRESENTED IN THE INDEX. THE INDEX DOES NOT TAKE INTO ACCOUNT THE FUND'S EXPENSES, FEES, OR CHARGES. THE INDEX IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT.
*    THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 5.25%.
** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.
+ THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C IS 1% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.
++   CLASS D HAS NO SALES CHARGE.

Morgan Stanley Global Advantage Fund
PORTFOLIO OF INVESTMENTS / / MAY 31, 2002

NUMBER OF
 SHARES                                                 VALUE

-----------------------------------------------------------------

           Common and Preferred Stocks (97.2%)
           Australia (2.2%)
           MEDIA CONGLOMERATES
 600,000   News Corporation Ltd. (The) (Pref.)
            (ADR)..................................  $ 14,970,000
                                                     ------------
           Canada (2.6%)
           PRECIOUS METALS
 815,000   Barrick Gold Corp.......................    17,767,000
                                                     ------------
           Finland (3.0%)
           PULP & PAPER
 538,000   UPM-Kymmene Oyj.........................    20,952,442
                                                     ------------
           France (8.2%)
           ELECTRIC UTILITIES
 577,000   Suez S.A................................    16,353,515
                                                     ------------
           FOOD: MAJOR DIVERSIFIED
 145,000   Groupe Danone...........................    19,980,773
                                                     ------------
           OIL REFINING/MARKETING
 129,000   Total Fina Elf S.A......................    20,059,594
                                                     ------------
           Total France............................    56,393,882
                                                     ------------
           Germany (3.3%)
           MOTOR VEHICLES
 538,000   Bayerische Motoren Werke (BMW) AG.......    22,957,461
                                                     ------------
           Japan (6.4%)
           ELECTRONICS/APPLIANCES
 412,000   Sony Corp...............................    23,849,493
                                                     ------------
           MOTOR VEHICLES
 485,000   Honda Motor Co..........................    20,666,506
                                                     ------------
           Total Japan.............................    44,515,999
                                                     ------------
           Netherlands (6.4%)
           BEVERAGES: ALCOHOLIC
 470,000   Heineken NV.............................    20,152,112
                                                     ------------
           ELECTRONIC PRODUCTION EQUIPMENT
 680,000   ASML Holding NV*........................    12,607,200
                                                     ------------

NUMBER OF
 SHARES                                                 VALUE

-----------------------------------------------------------------

           LIFE/HEALTH INSURANCE
 533,000   Aegon N.V...............................  $ 11,421,710
                                                     ------------
           Total Netherlands.......................    44,181,022
                                                     ------------
           Switzerland (2.6%)
           CHEMICALS: AGRICULTURAL
 281,000   Syngenta AG.............................    17,668,466
                                                     ------------
           United Kingdom (7.7%)
           BEVERAGES: ALCOHOLIC
1,790,000  Diageo PLC..............................    22,398,270
                                                     ------------
           INTEGRATED OIL
 378,000   BP PLC (ADR)............................    19,304,460
                                                     ------------
           PHARMACEUTICALS: MAJOR
 269,000   AstraZeneca PLC (ADR)...................    11,760,680
                                                     ------------
           Total United Kingdom....................    53,463,410
                                                     ------------
           United States (54.8%)
           AEROSPACE & DEFENSE
 216,000   General Dynamics Corp...................    21,729,600
                                                     ------------
           CHEMICALS: MAJOR DIVERSIFIED
 507,000   Dow Chemical Co. (The)..................    16,903,380
                                                     ------------
           COMPUTER COMMUNICATIONS
1,005,000  Cisco Systems, Inc.*....................    15,858,900
                                                     ------------
           DISCOUNT STORES
 370,000   Wal-Mart Stores, Inc....................    20,017,000
                                                     ------------
           FINANCE/RENTAL/LEASING
 468,000   MBNA Corp...............................    16,946,280
                                                     ------------
           FINANCIAL CONGLOMERATES
 340,000   Citigroup, Inc..........................    14,681,200
 335,000   State Street Corp.......................    15,564,100
                                                     ------------
                                                       30,245,300
                                                     ------------
           FOOD: MAJOR DIVERSIFIED
 548,000   Kraft Foods Inc. (Class A)..............    23,569,480
 412,000   PepsiCo, Inc............................    21,415,760
                                                     ------------
                                                       44,985,240
                                                     ------------
           HOME IMPROVEMENT CHAINS
 364,000   Home Depot, Inc. (The)..................    15,175,160
                                                     ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Global Advantage Fund
PORTFOLIO OF INVESTMENTS / / MAY 31, 2002 CONTINUED

NUMBER OF
 SHARES

-----------------------------------------------------------------

           INDUSTRIAL CONGLOMERATES
 160,000   3M Co...................................  $ 20,068,800
 424,000   General Electric Co.....................    13,203,360
                                                     ------------
                                                       33,272,160
                                                     ------------
           INTEGRATED OIL
 378,000   Exxon Mobil Corp........................    15,093,540
                                                     ------------
           MAJOR BANKS
 395,000   Bank of New York Co., Inc...............    14,338,500
                                                     ------------
           MAJOR TELECOMMUNICATIONS
 282,000   Verizon Communications Inc..............    12,126,000
                                                     ------------
           MEDIA CONGLOMERATES
 520,000   AOL Time Warner Inc.*...................     9,724,000
                                                     ------------
           MEDICAL SPECIALTIES
 403,000   Medtronic, Inc..........................    18,598,450
                                                     ------------
           MULTI-LINE INSURANCE
 180,000   American International Group, Inc.......    12,054,600
                                                     ------------
           OILFIELD SERVICES/EQUIPMENT
 325,000   Schlumberger Ltd........................    16,783,000
                                                     ------------
           PACKAGED SOFTWARE
 277,000   Microsoft Corp.*........................    14,102,070
 907,000   Oracle Corp.*...........................     7,165,300
                                                     ------------
                                                       21,267,370
                                                     ------------
           PHARMACEUTICALS: MAJOR
 286,000   Abbott Laboratories.....................    13,585,000
 210,000   Merck & Co., Inc........................    11,991,000
 320,000   Wyeth...................................    17,760,000
                                                     ------------
                                                       43,336,000
                                                     ------------
           Total United States.....................   378,454,480
                                                     ------------
           Total Common and Preferred Stocks
            (COST $651,516,282)....................   671,324,162
                                                     ------------

PRINCIPAL
AMOUNT IN
THOUSANDS                                               VALUE

-----------------------------------------------------------------

           Short-Term Investment (3.0%)
           Repurchase Agreement
$ 20,365   Joint repurchase agreement account 1.83%
           due 06/03/02 (dated 05/31/02; proceeds
           $20,368,106) (a)
           (COST $20,365,000)......................  $ 20,365,000
                                                     ------------

  Total Investments
   (COST $671,881,282) (b)................   100.2%  691,689,162
  Liabilities in Excess of Other Assets...    (0.2)   (1,114,549)
                                            ------  ------------

  Net Assets..............................   100.0% $690,574,613
                                            ======  ============

---------------------------------------------------

 ADR  AMERICAN DEPOSITORY RECEIPT.
  *   NON-INCOME PRODUCING SECURITY.
 (a)  COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.
 (b) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES APPROXIMATES THE AGGREGATE COST FOR BOOK PURPOSES. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $83,453,265 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $63,645,385, RESULTING IN NET UNREALIZED APPRECIATION OF $19,807,880.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Global Advantage Fund
SUMMARY OF INVESTMENTS / / MAY 31, 2002

                                                        PERCENT OF
INDUSTRY                                     VALUE      NET ASSETS

------------------------------------------------------------------

Aerospace & Defense.....................  $ 21,729,600        3.1%
Beverages: Alcoholic....................    42,550,382        6.1
Chemicals: Agricultural.................    17,668,466        2.6
Chemicals: Major Diversified............    16,903,380        2.4
Computer Communications.................    15,858,900        2.3
Discount Stores.........................    20,017,000        2.9
Electric Utilities......................    16,353,515        2.4
Electronic Production Equipment.........    12,607,200        1.8
Electronics/Appliances..................    23,849,494        3.5
Finance/Rental/Leasing..................    16,946,280        2.4
Financial Conglomerates.................    30,245,300        4.4
Food: Major Diversified.................    64,966,012        9.4
Home Improvement Chains.................    15,175,160        2.2
Industrial Conglomerates................    33,272,160        4.8
Integrated Oil..........................    34,398,000        5.0
Life/Health Insurance...................    11,421,710        1.7
Major Banks.............................    14,338,500        2.1
Major Telecommunications................    12,126,000        1.8
Media Conglomerates.....................    24,694,000        3.6

                                                        PERCENT OF
INDUSTRY                                     VALUE      NET ASSETS

------------------------------------------------------------------

Medical Specialties.....................  $ 18,598,450        2.7%
Motor Vehicles..........................    43,623,967        6.3
Multi-Line Insurance....................    12,054,600        1.7
Oil Refining/Marketing..................    20,059,594        2.9
Oilfield Services/Equipment.............    16,783,000        2.4
Packaged Software.......................    21,267,370        3.1
Pharmaceuticals: Major..................    55,096,680        8.0
Precious Metals.........................    17,767,000        2.6
Pulp & Paper............................    20,952,442        3.0
Repurchase Agreement....................    20,365,000        3.0
                                          ------------   --------
                                          $691,689,162      100.2%
                                          ============   ========

                                                        PERCENT OF
TYPE OF INVESTMENT                           VALUE      NET ASSETS

------------------------------------------------------------------

Common Stocks...........................  $656,354,162       95.0%
Preferred Stocks........................    14,970,000        2.2
Short-term Investment...................    20,365,000        3.0
                                          ------------   --------
                                          $691,689,162      100.2%
                                          ============   ========

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Global Advantage Fund
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
MAY 31, 2002

Assets:
Investments in securities, at value (cost
 $671,881,282)....................................  $ 691,689,162
Receivable for:
  Foreign withholding taxes reclaimed.............      1,133,077
  Dividends.......................................        554,075
  Shares of beneficial interest sold..............         30,957
Deferred organizational expenses..................         20,774
Prepaid expenses and other assets.................         39,138
                                                    -------------
    Total Assets..................................    693,467,183
                                                    -------------
Liabilities:
Payable for:
  Shares of beneficial interest repurchased.......      1,756,925
  Distribution fee................................        584,869
  Investment management fee.......................        393,433
Accrued expenses and other payables...............        157,343
                                                    -------------
    Total Liabilities.............................      2,892,570
                                                    -------------
    Net Assets....................................  $ 690,574,613
                                                    =============
Composition of Net Assets:
Paid-in-capital...................................  $1,064,151,521
Net unrealized appreciation.......................     19,834,296
Accumulated net investment loss...................        (26,240)
Accumulated net realized loss.....................   (393,384,964)
                                                    -------------
    Net Assets....................................  $ 690,574,613
                                                    =============
Class A Shares:
Net Assets........................................    $30,094,248
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
 VALUE)...........................................      4,200,773
    Net Asset Value Per Share.....................  $        7.16
                                                    =============
    Maximum Offering Price Per Share,
    (NET ASSET VALUE PLUS 5.54% OF NET ASSET
     VALUE).......................................  $        7.56
                                                    =============
Class B Shares:
Net Assets........................................   $609,319,095
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
 VALUE)...........................................     87,980,738
    Net Asset Value Per Share.....................  $        6.93
                                                    =============
Class C Shares:
Net Assets........................................    $50,235,531
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
 VALUE)...........................................      7,230,775
    Net Asset Value Per Share.....................  $        6.95
                                                    =============
Class D Shares:
Net Assets........................................       $925,739
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
 VALUE)...........................................        128,066
    Net Asset Value Per Share.....................  $        7.23
                                                    =============

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Global Advantage Fund
FINANCIAL STATEMENTS CONTINUED

Statement of Operations
FOR THE YEAR ENDED MAY 31, 2002

Net Investment Loss:
Income
Dividends (net of $698,076 foreign withholding
 tax).............................................  $ 10,844,177
Interest..........................................       439,760
                                                    ------------
    Total Income..................................    11,283,937
                                                    ------------
Expenses
Distribution fee (Class A shares).................        95,663
Distribution fee (Class B shares).................     7,888,278
Distribution fee (Class C shares).................       639,361
Investment management fee.........................     5,830,526
Transfer agent fees and expenses..................     1,948,099
Custodian fees....................................       199,610
Shareholder reports and notices...................       168,881
Registration fees.................................        67,448
Professional fees.................................        61,620
Organizational expenses...........................        28,070
Trustees' fees and expenses.......................        12,073
Other.............................................        19,586
                                                    ------------
    Total Expenses................................    16,959,215
                                                    ------------
    Net Investment Loss...........................    (5,675,278)
                                                    ------------
Net Realized and Unrealized Gain (Loss):
Net realized loss on:
  Investments.....................................  (232,326,619)
  Foreign exchange transactions...................       (72,148)
                                                    ------------
      Net Loss....................................  (232,398,767)
                                                    ------------
Net change in unrealized appreciation/depreciation
 on:
  Investments.....................................    28,437,620
  Translation of other assets and liabilities
   denominated in foreign currencies..............       166,062
                                                    ------------
    Net Appreciation..............................    28,603,682
                                                    ------------
    Net Loss......................................  (203,795,085)
                                                    ------------
Net Decrease......................................  $(209,470,363)
                                                    ============

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Global Advantage Fund
FINANCIAL STATEMENTS CONTINUED

Statement of Changes in Net Assets

                                           FOR THE YEAR    FOR THE YEAR
                                              ENDED           ENDED
                                           MAY 31, 2002    MAY 31, 2001
                                          --------------  --------------
Increase (Decrease) in Net Assets:
Operations:
Net investment loss.....................  $   (5,675,278) $  (11,697,147)
Net realized loss.......................    (232,398,767)   (149,145,410)
Net change in unrealized
 appreciation/depreciation..............      28,603,682    (241,581,557)
                                          --------------  --------------

    Net Decrease........................    (209,470,363)   (402,424,114)
                                          --------------  --------------

Distributions to Shareholders from Net
 Realized Gain:
Class A shares..........................        --            (9,583,498)
Class B shares..........................        --          (178,900,236)
Class C shares..........................        --           (14,693,470)
Class D shares..........................        --              (264,288)
                                          --------------  --------------
    Total Distributions.................        --          (203,441,492)
                                          --------------  --------------

Net decrease from transactions in shares
 of beneficial interest.................    (332,998,377)    (86,480,293)
                                          --------------  --------------

    Net Decrease........................    (542,468,740)   (692,345,899)
Net Assets:
Beginning of period.....................   1,233,043,353   1,925,389,252
                                          --------------  --------------
End of Period (Including accumulated net
 investment losses of $26,240 and
 $71,170, respectively).................  $  690,574,613  $1,233,043,353
                                          ==============  ==============

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Global Advantage Fund
NOTES TO FINANCIAL STATEMENTS / / MAY 31, 2002

1. Organization and Accounting Policies
Morgan Stanley Global Advantage Fund (the "Fund"), formerly Morgan Stanley Competitive Edge Fund -- "Best Ideas" Portfolio (the Fund's name changed effective July 30, 2002), is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. For the year ended May 31, 2002 and through July 29, 2002, the Fund's investment objective was to provide long-term capital growth. The Fund seeked to achieve its objective by investing at least 80% of its net assets in common stocks of U.S. and non-U.S. companies included on the "Best Ideas" list, a research compilation assembled and maintained by Morgan Stanley Equity Research. Effective July 30, 2002, the Fund's objective will continue to be long-term growth. The Fund seeks to achieve its objective by investing, under normal circumstances, at least 65% of its assets in equity securities of companies located throughout the world (including the U.S.). The Fund was organized as a Massachusetts business trust on October 16, 1997 and commenced operations on February 25, 1998.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity Portfolio security listed or traded on the New York or American Stock Exchange, Nasdaq, or other exchange is valued at its latest sale price, prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Investment Advisors Inc. (the "Investment Manager") that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good

Morgan Stanley Global Advantage Fund
NOTES TO FINANCIAL STATEMENTS / / MAY 31, 2002 CONTINUED

faith under procedures established by and under the general supervision of the Trustees; and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the respective life of the securities. Interest income is accrued daily.

C. Joint Repurchase Agreement Account -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, or U.S. Treasury or federal agency obligations.

D. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Foreign Currency Translation -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statement of Operations as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

F. Forward Currency Contracts -- The Fund may enter into forward contracts which are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are included in the

Morgan Stanley Global Advantage Fund
NOTES TO FINANCIAL STATEMENTS / / MAY 31, 2002 CONTINUED

Statement of Operations as unrealized gain/loss on foreign exchange transactions and in the Statement of Assets and Liabilities as part of the related foreign currency denominated asset or liability. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

G. Federal Income Tax Status -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

H. Dividends and Distributions to Shareholders -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

I. Organizational Expenses -- The Investment Manager incurred the organizational expenses of the Fund in the amount of approximately $140,000 which have been reimbursed for the full amount thereof. Such expenses have been deferred and are being amortized on the straight-line method over a period not to exceed five years from the commencement of operations.

2. Investment Management Agreement
Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.65% to the portion of the daily net assets not exceeding $1.5 billion and 0.625% to the portion of daily net assets exceeding $1.5 billion.

3. Plan of Distribution
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1

Morgan Stanley Global Advantage Fund
NOTES TO FINANCIAL STATEMENTS / / MAY 31, 2002 CONTINUED

under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates:
(i) Class A -- up to 0.25% of the average daily net assets of Class A;
(ii) Class B -- 1.0% of the average daily net assets of Class B; and
(iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled approximately $59,318,926 at May 31, 2002.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended May 31, 2002, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.24% and 0.97%, respectively.

The Distributor has informed the Fund that for the year ended May 31, 2002, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of approximately $3,879, $2,375,406 and $3,661, respectively and received approximately $25,917 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates
The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended May 31, 2002 aggregated $438,693,514 and $793,969,679, respectively.

For the year ended May 31, 2002, the Fund incurred brokerage commissions of $1,012,306 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Global Advantage Fund
NOTES TO FINANCIAL STATEMENTS / / MAY 31, 2002 CONTINUED

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At May 31, 2002, the Fund had transfer agent fees and expenses payable of approximately $10,800.

5. Shares of Beneficial Interest
Transactions in shares of beneficial interest were as follows:

                                       FOR THE YEAR                 FOR THE YEAR
                                           ENDED                        ENDED
                                       MAY 31, 2002                 MAY 31, 2001
                                ---------------------------  ---------------------------
                                   SHARES        AMOUNT         SHARES        AMOUNT
                                ------------  -------------  ------------  -------------
CLASS A SHARES
Sold..........................     1,089,403  $   8,457,068     4,269,292  $  41,623,047
Reinvestment of
 distributions................       --            --             850,688      8,447,328
Redeemed......................    (3,609,187)   (27,122,896)   (6,033,732)   (60,478,971)
                                ------------  -------------  ------------  -------------
Net decrease -- Class A.......    (2,519,784)   (18,665,828)     (913,752)   (10,408,596)
                                ------------  -------------  ------------  -------------
CLASS B SHARES
Sold..........................     2,056,964     15,004,733     9,839,889    109,369,971
Reinvestment of
 distributions................       --            --          17,228,838    167,292,029
Redeemed......................   (41,805,164)  (304,150,736)  (34,210,990)  (349,369,381)
                                ------------  -------------  ------------  -------------
Net decrease -- Class B.......   (39,748,200)  (289,146,003)   (7,142,263)   (72,707,381)
                                ------------  -------------  ------------  -------------
CLASS C SHARES
Sold..........................       262,014      1,918,234       665,261      7,830,260
Reinvestment of
 distributions................       --            --           1,456,926     14,190,460
Redeemed......................    (3,609,463)   (26,354,399)   (2,598,071)   (26,828,240)
                                ------------  -------------  ------------  -------------
Net decrease -- Class C.......    (3,347,449)   (24,436,165)     (475,884)    (4,807,520)
                                ------------  -------------  ------------  -------------
CLASS D SHARES
Sold..........................        34,311        257,160       576,448      7,424,898
Reinvestment of
 distributions................       --            --              24,932        249,075
Redeemed......................      (133,054)    (1,007,541)     (472,202)    (6,230,769)
                                ------------  -------------  ------------  -------------
Net increase (decrease) --
 Class D......................       (98,743)      (750,381)      129,178      1,443,204
                                ------------  -------------  ------------  -------------
Net decrease in Fund..........   (45,714,176) $(332,998,377)   (8,402,721) $ (86,480,293)
                                ============  =============  ============  =============

6. Federal Income Tax Status
At May 31, 2002, the Fund had a net capital loss carryover of approximately $304,160,000 of which $52,550,000 will be available through May 31, 2009 and $251,610,000 will be available through May 31, 2010 to offset future capital gains to the extent provided by regulations.

Capital and foreign currency losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and

Morgan Stanley Global Advantage Fund
NOTES TO FINANCIAL STATEMENTS / / MAY 31, 2002 CONTINUED

will elect to defer net capital and foreign currency losses of approximately $79,809,000 and $26,000, respectively during fiscal 2002.

As of May 31, 2002, the Fund had temporary book/tax differences attributable to post-October losses and capital loss deferrals on wash sales and permanent book/tax differences primarily attributable to foreign currency losses and a net operating loss. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged $5,792,356, accumulated net realized loss was credited $72,148, and accumulated net investment loss was credited $5,720,208.

7. Purposes of and Risks Relating to Certain Financial Instruments
The Fund may enter into forward contracts to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At May 31, 2002, there were no outstanding forward contracts.

Morgan Stanley Global Advantage Fund
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                          FOR THE PERIOD
                                                   FOR THE YEAR ENDED MAY 31,                           FEBRUARY 25, 1998*
                            -------------------------------------------------------------------------        THROUGH
                                  2002               2001               2000               1999            MAY 31, 1998
                            ----------------   ----------------   ----------------   ----------------   ------------------
Class A Shares
Selected Per Share Data:
Net asset value,
 beginning of period.....      $     8.70         $    12.71         $    10.84         $    10.37            $   10.00
                               ----------         ----------         ----------         ----------            ---------
Income (loss) from
 investment operations:
  Net investment income
   (loss)++..............            0.01               0.00              (0.01)              0.02                 0.05
  Net realized and
   unrealized gain
   (loss)................           (1.55)             (2.61)              1.88               0.49                 0.32
                               ----------         ----------         ----------         ----------            ---------
Total income (loss) from
 investment operations...           (1.54)             (2.61)              1.87               0.51                 0.37
                               ----------         ----------         ----------         ----------            ---------

Less dividends and
 distributions from:
  Net investment
   income................         -                  -                  -                    (0.04)            -
  Net realized gain......         -                    (1.40)           -                  -                   -
                               ----------         ----------         ----------         ----------            ---------

Total dividends and
 distributions...........         -                    (1.40)           -                    (0.04)            -
                               ----------         ----------         ----------         ----------            ---------

Net asset value, end of
 period..................      $     7.16         $     8.70         $    12.71         $    10.84            $   10.37
                               ==========         ==========         ==========         ==========            =========

Total Return+............          (17.70)%           (21.87)%            17.25 %             5.01%                3.70%(1)

Ratios to Average Net
 Assets:
Expenses.................            1.17 %(3)          1.05 %(3)          1.07 %(3)          1.10%(3)             1.13%(2)
Net investment income
 (loss)..................            0.09 %(3)          0.02 %(3)         (0.10)%(3)          0.18%(3)             1.66%(2)
Supplemental Data:
Net assets, end of
 period, in thousands....         $30,094            $58,478            $97,057            $98,784             $117,750
Portfolio turnover
 rate....................              50 %               51 %               75 %               97%                  19%(1)

---------------------

  *   COMMENCEMENT OF OPERATIONS.
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
  + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1)  NOT ANNUALIZED.
 (2)  ANNUALIZED.
 (3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Global Advantage Fund
FINANCIAL HIGHLIGHTS CONTINUED

                                                                                                          FOR THE PERIOD
                                                   FOR THE YEAR ENDED MAY 31,                           FEBRUARY 25, 1998*
                            -------------------------------------------------------------------------        THROUGH
                                  2002               2001               2000               1999            MAY 31, 1998
                            ----------------   ----------------   ----------------   ----------------   ------------------
Class B Shares
Selected Per Share Data:
Net asset value,
 beginning of period.....       $    8.48            $ 12.52            $ 10.76            $ 10.35             $ 10.00
                                ---------            -------            -------            -------             -------
Income (loss) from
 investment operations:
  Net investment income
   (loss)++..............           (0.05)             (0.08)             (0.11)             (0.06)               0.03
  Net realized and
   unrealized gain
   (loss)................           (1.50)             (2.56)              1.87               0.50                0.32
                                ---------            -------            -------            -------             -------
Total income (loss) from
 investment operations...           (1.55)             (2.64)              1.76               0.44                0.35
                                ---------            -------            -------            -------             -------

Less dividends and
 distributions from:
  Net investment
   income................         -                  -                  -                    (0.03)           -
  Net realized gain......         -                    (1.40)           -                  -                  -
                                ---------            -------            -------            -------             -------

Total dividends and
 distributions...........         -                    (1.40)           -                    (0.03)           -
                                ---------            -------            -------            -------             -------

Net asset value, end of
 period..................       $    6.93            $  8.48            $ 12.52            $ 10.76             $ 10.35
                                =========            =======            =======            =======             =======

Total Return+............          (18.28)%           (22.48)%            16.36 %             4.27 %              3.50%(1)

Ratios to Average Net
 Assets:
Expenses.................            1.93 %(3)          1.82 %(3)          1.83 %(3)          1.86 %(3)           1.88%(2)
Net investment income
 (loss)..................           (0.67)%(3)         (0.75)%(3)         (0.86)%(3)         (0.58)%(3)           0.92%(2)
Supplemental Data:
Net assets, end of
 period, in thousands....        $609,319         $1,082,667         $1,688,392         $1,614,229          $1,711,433
Portfolio turnover
 rate....................              50 %               51 %               75 %               97 %                19%(1)

---------------------

  *   COMMENCEMENT OF OPERATIONS.
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
  + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1)  NOT ANNUALIZED.
 (2)  ANNUALIZED.
 (3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Global Advantage Fund
FINANCIAL HIGHLIGHTS CONTINUED

                                                                                                           FOR THE PERIOD
                                                    FOR THE YEAR ENDED MAY 31,                           FEBRUARY 25, 1998*
                            --------------------------------------------------------------------------        THROUGH
                                  2002               2001                2000               1999            MAY 31, 1998
                            ----------------   -----------------   ----------------   ----------------   ------------------
Class C Shares
Selected Per Share Data:
Net asset value,
 beginning of period.....      $     8.50         $     12.55          $   10.78          $   10.35           $   10.00
                               ----------         -----------          ---------          ---------           ---------
Income (loss) from
 investment operations:
  Net investment income
   (loss)++..............           (0.05)              (0.08)             (0.11)             (0.04)               0.03
  Net realized and
   unrealized gain
   (loss)................           (1.50)              (2.57)              1.88               0.50                0.32
                               ----------         -----------          ---------          ---------           ---------
Total income (loss) from
 investment operations...           (1.55)              (2.65)              1.77               0.46                0.35
                               ----------         -----------          ---------          ---------           ---------

Less dividends and
 distributions from:
  Net investment
   income................         -                  -                   -                    (0.03)           -
  Net realized gain......         -                     (1.40)           -                  -                  -
                               ----------         -----------          ---------          ---------           ---------

Total dividends and
 distributions...........         -                     (1.40)           -                    (0.03)           -
                               ----------         -----------          ---------          ---------           ---------

Net asset value, end of
 period..................      $     6.95         $      8.50          $   12.55          $   10.78           $   10.35
                               ==========         ===========          =========          =========           =========

Total Return+............          (18.24)%            (22.51)%            16.42 %             4.44 %              3.50%(1)

Ratios to Average Net
 Assets:
Expenses.................            1.90 %(3)           1.81 %(3)          1.83 %(3)          1.69 %(3)           1.88%(2)
Net investment income
 (loss)..................           (0.64)%(3)          (0.74)%(3)         (0.86)%(3)         (0.41)%(3)           0.91%(2)
Supplemental Data:
Net assets, end of
 period, in thousands....         $50,236             $89,912           $138,694           $142,048            $176,497
Portfolio turnover
 rate....................              50 %                51 %               75 %               97 %                19%(1)

---------------------

  *   COMMENCEMENT OF OPERATIONS.
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
  + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1)  NOT ANNUALIZED.
 (2)  ANNUALIZED.
 (3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Global Advantage Fund
FINANCIAL HIGHLIGHTS CONTINUED

                                                                                                            FOR THE PERIOD
                                                    FOR THE YEAR ENDED MAY 31,                            FEBRUARY 25, 1998*
                            ---------------------------------------------------------------------------        THROUGH
                                  2002                2001                2000               1999            MAY 31, 1998
                            -----------------   -----------------   ----------------   ----------------   ------------------
Class D Shares
Selected Per Share Data:
Net asset value,
 beginning of period.....     $       8.76        $      12.77        $     10.87        $     10.38          $     10.00
                              ------------        ------------        -----------        -----------          -----------
Income (loss) from
 investment operations:
  Net investment
   income++..............             0.02                0.05               0.00               0.03                 0.08
  Net realized and
   unrealized gain
   (loss)................            (1.55)              (2.66)              1.90               0.51                 0.30
                              ------------        ------------        -----------        -----------          -----------
Total income (loss) from
 investment operations...            (1.53)              (2.61)              1.90               0.54                 0.38
                              ------------        ------------        -----------        -----------          -----------

Less dividends and
 distributions from:
  Net investment
   income................         -                   -                   -                    (0.05)            -
  Net realized gain......         -                      (1.40)           -                  -                   -
                              ------------        ------------        -----------        -----------          -----------

Total dividends and
 distributions...........         -                      (1.40)           -                    (0.05)            -
                              ------------        ------------        -----------        -----------          -----------

Net asset value, end of
 period..................     $       7.23        $       8.76        $     12.77        $     10.87          $     10.38
                              ============        ============        ===========        ===========          ===========

Total Return+............           (17.47)%            (21.76)%            17.48%              5.26%                3.80%(1)

Ratios to Average Net
 Assets:
Expenses.................             0.93 %(3)           0.82 %(3)          0.83%(3)           0.86%(3)             0.92%(2)
Net investment income....             0.33 %(3)           0.25 %(3)          0.14%(3)           0.42%(3)             2.94%(2)
Supplemental Data:
Net assets, end of
 period, in thousands....             $926              $1,986             $1,247             $3,611               $5,407
Portfolio turnover
 rate....................               50 %                51 %               75%                97%                  19%(1)

---------------------

  *   COMMENCEMENT OF OPERATIONS.
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
  + CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1)  NOT ANNUALIZED.
 (2)  ANNUALIZED.
 (3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Global Advantage Fund
INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Trustees of Morgan Stanley Global Advantage Fund:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Global Advantage Fund (the "Fund"), formerly Morgan Stanley Competitive Edge Fund -- "Best Ideas" Portfolio, including the portfolio of investments, as of May 31, 2002, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Global Advantage Fund as of May 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
NEW YORK, NEW YORK
JULY 30, 2002

Morgan Stanley Global Advantage Fund
TRUSTEE AND OFFICER INFORMATION

Independent Trustees:

                                                                                                            NUMBER OF
                                                                                                            PORTFOLIOS
                                             TERM OF                                                         IN FUND
                           POSITION(S)     OFFICE AND                                                        COMPLEX
NAME, AGE AND ADDRESS OF    HELD WITH       LENGTH OF                                                        OVERSEEN
   INDEPENDENT TRUSTEE     REGISTRANT     TIME SERVED*    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS      BY TRUSTEE**
-------------------------  -----------   ---------------  -------------------------------------------  --------------------
Michael Bozic (61)         Trustee       Trustee since    Retired; Director or Trustee of the Morgan                129
c/o Mayer, Brown, Rowe &                 April 1994       Stanley Funds and the TCW/DW Term Trusts;
Maw                                                       formerly Vice Chairman of Kmart Corporation
Counsel to the                                            (December 1998-October 2000), Chairman and
Independent Trustees                                      Chief Executive Officer of Levitz Furniture
1675 Broadway                                             Corporation (November 1995-November 1998)
New York, NY                                              and President and Chief Executive Officer
                                                          of Hills Department Stores (May 1991-July
                                                          1995); formerly variously Chairman, Chief
                                                          Executive Officer, President and Chief
                                                          Operating Officer (1987-1991) of the Sears
                                                          Merchandise Group of Sears, Roebuck & Co.
Edwin J. Garn (69)         Trustee       Trustee since    Director or Trustee of the Morgan Stanley                 129
c/o Summit Ventures LLC                  January 1993     Funds and the TCW/DW Term Trusts; formerly
1 Utah Center                                             United States Senator (R-Utah) (1974-1992)
201 S. Main Street                                        and Chairman, Senate Banking Committee
Salt Lake City, UT                                        (1980-1986); formerly Mayor of Salt Lake
                                                          City, Utah (1971-1974); formerly Astronaut,
                                                          Space Shuttle Discovery (April 12-19,
                                                          1985); Vice Chairman, Huntsman Corporation
                                                          (chemical company); member of the Utah
                                                          Regional Advisory Board of Pacific Corp.
Wayne E. Hedien (68)       Trustee       Trustee since    Retired; Director or Trustee of the Morgan                129
c/o Mayer, Brown, Rowe &                 September 1997   Stanley Funds and the TCW/DW Term Trusts;
Maw                                                       formerly associated with the Allstate
Counsel to the                                            Companies (1966-1994), most recently as
Independent Trustees                                      Chairman of The Allstate Corporation (March
1675 Broadway                                             1993-December 1994) and Chairman and Chief
New York, NY                                              Executive Officer of its wholly-owned
                                                          subsidiary, Allstate Insurance Company
                                                          (July 1989-December 1994).


NAME, AGE AND ADDRESS OF
   INDEPENDENT TRUSTEE     OTHER DIRECTORSHIPS HELD BY TRUSTEE
-------------------------  -----------------------------------
Michael Bozic (61)         Director of Weirton Steel
c/o Mayer, Brown, Rowe &   Corporation.
Maw
Counsel to the
Independent Trustees
1675 Broadway
New York, NY
Edwin J. Garn (69)         Director of Franklin Covey (time
c/o Summit Ventures LLC    management systems), BMW Bank of
1 Utah Center              North America, Inc. (industrial
201 S. Main Street         loan corporation), United Space
Salt Lake City, UT         Alliance (joint venture between
                           Lockheed Martin and the Boeing
                           Company) and Nuskin Asia Pacific
                           (multilevel marketing); member of
                           the board of various civic and
                           charitable organizations.
Wayne E. Hedien (68)       Director of The PMI Group Inc.
c/o Mayer, Brown, Rowe &   (private mortgage insurance);
Maw                        Trustee and Vice Chairman of The
Counsel to the             Field Museum of Natural History;
Independent Trustees       director of various other business
1675 Broadway              and charitable organizations.
New York, NY

Morgan Stanley Global Advantage Fund
TRUSTEE AND OFFICER INFORMATION CONTINUED

                                                                                                           NUMBER OF
                                                                                                           PORTFOLIOS
                                            TERM OF                                                         IN FUND
                           POSITION(S)     OFFICE AND                                                       COMPLEX
NAME, AGE AND ADDRESS OF    HELD WITH      LENGTH OF                                                        OVERSEEN
   INDEPENDENT TRUSTEE     REGISTRANT     TIME SERVED*   PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS      BY TRUSTEE**
-------------------------  -----------   --------------  -------------------------------------------  --------------------
Dr. Manuel H. Johnson      Trustee       Trustee since   Chairman of the Audit Committee and                       129
(53)                                     July 1991       Director or Trustee of the Morgan Stanley
c/o Johnson Smick                                        Funds and the TCW/DW Term Trusts; Senior
International, Inc.                                      Partner, Johnson Smick International, Inc.,
1133 Connecticut Avenue,                                 a consulting firm; Co-Chairman and a
N.W.                                                     founder of the Group of Seven Council
Washington, D.C.                                         (G7C), an international economic
                                                         commission; formerly Vice Chairman of the
                                                         Board of Governors of the Federal Reserve
                                                         System and Assistant Secretary of the U.S.
                                                         Treasury.
Michael E. Nugent (66)     Trustee       Trustee since   Chairman of the Insurance Committee and                   207
c/o Triumph Capital, L.P.                July 1991       Director or Trustee of the Morgan Stanley
237 Park Avenue                                          Funds and the TCW/DW Term Trusts;
New York, NY                                             director/trustee of various investment
                                                         companies managed by Morgan Stanley
                                                         Investment Management Inc. and Morgan
                                                         Stanley Investments LP (since July 2001);
                                                         General Partner, Triumph Capital, L.P., a
                                                         private investment partnership; formerly
                                                         Vice President, Bankers Trust Company and
                                                         BT Capital Corporation (1984-1988).
John L. Schroeder (71)     Trustee       Trustee since   Retired; Chairman of the Derivatives                      129
c/o Mayer, Brown, Rowe &                 April 1994      Committee and Director or Trustee of the
Maw                                                      Morgan Stanley Funds and the TCW/DW Term
Counsel to the                                           Trusts; formerly Executive Vice President
Independent Trustees                                     and Chief Investment Officer of the Home
1675 Broadway                                            Insurance Company (August 1991-September
New York, NY                                             1995).


NAME, AGE AND ADDRESS OF
   INDEPENDENT TRUSTEE     OTHER DIRECTORSHIPS HELD BY TRUSTEE
-------------------------  -----------------------------------
Dr. Manuel H. Johnson      Director of NVR, Inc. (home
(53)                       construction); Chairman and Trustee
c/o Johnson Smick          of the Financial Accounting
International, Inc.        Foundation (oversight organization
1133 Connecticut Avenue,   of the Financial Accounting
N.W.                       Standards Board).
Washington, D.C.
Michael E. Nugent (66)     Director of various business
c/o Triumph Capital, L.P.  organizations.
237 Park Avenue
New York, NY
John L. Schroeder (71)     Director of Citizens Communications
c/o Mayer, Brown, Rowe &   Company (telecommunications
Maw                        company).
Counsel to the
Independent Trustees
1675 Broadway
New York, NY

Morgan Stanley Global Advantage Fund
TRUSTEE AND OFFICER INFORMATION CONTINUED

Interested Trustees:

                                                      TERM OF
                                POSITION(S)         OFFICE AND
NAME, AGE AND ADDRESS OF         HELD WITH           LENGTH OF
   INTERESTED TRUSTEE           REGISTRANT         TIME SERVED*    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
-------------------------   -------------------   ---------------  -------------------------------------------
Charles A. Fiumefreddo      Chairman, Director    Trustee since    Chairman, Director or Trustee and Chief
(69)                        or Trustee and        July 1991        Executive Officer of the Morgan Stanley
c/o Morgan Stanley Trust    Chief Executive                        Funds and the TCW/DW Term Trusts; formerly
Harborside Financial        Officer                                Chairman, Chief Executive Officer and
Center,                                                            Director of the Investment Manager, the
Plaza Two,                                                         Distributor and Morgan Stanley Services,
Jersey City, NJ                                                    Executive Vice President and Director of
                                                                   Morgan Stanley DW, Chairman and Director of
                                                                   the Transfer Agent, and Director and/or
                                                                   officer of various Morgan Stanley
                                                                   subsidiaries (until June 1998).
James F. Higgins (54)       Trustee               Trustee since    Senior Advisor of Morgan Stanley (since
c/o Morgan Stanley Trust                          June 2000        August 2000); Director of the Distributor
Harborside Financial                                               and Dean Witter Realty Inc.; Director or
Center,                                                            Trustee of the Morgan Stanley Funds and the
Plaza Two,                                                         TCW/DW Term Trusts (since June 2000);
Jersey City, NJ                                                    previously President and Chief Operating
                                                                   Officer of the Private Client Group of
                                                                   Morgan Stanley (May 1999-August 2000),
                                                                   President and Chief Operating Officer of
                                                                   Individual Securities of Morgan Stanley
                                                                   (February 1997-May 1999).
Philip J. Purcell (58)      Trustee               Trustee since    Director or Trustee of the Morgan Stanley
1585 Broadway                                     April 1994       Funds and the TCW/DW Term Trusts; Chairman
New York, NY                                                       of the Board of Directors and Chief
                                                                   Executive Officer of Morgan Stanley and
                                                                   Morgan Stanley DW; Director of the
                                                                   Distributor; Chairman of the Board of
                                                                   Directors and Chief Executive Officer of
                                                                   Novus Credit Services Inc.; Director and/or
                                                                   officer of various Morgan Stanley
                                                                   subsidiaries.

                                NUMBER OF
                                PORTFOLIOS
                                 IN FUND
                                 COMPLEX
NAME, AGE AND ADDRESS OF         OVERSEEN
   INTERESTED TRUSTEE          BY TRUSTEE**      OTHER DIRECTORSHIPS HELD BY TRUSTEE
-------------------------  --------------------  -----------------------------------
Charles A. Fiumefreddo                  129      None
(69)
c/o Morgan Stanley Trust
Harborside Financial
Center,
Plaza Two,
Jersey City, NJ
James F. Higgins (54)                   129      None
c/o Morgan Stanley Trust
Harborside Financial
Center,
Plaza Two,
Jersey City, NJ
Philip J. Purcell (58)                  129      Director of American Airlines, Inc.
1585 Broadway                                    and its parent company, AMR
New York, NY                                     Corporation.

----------------------------

   * EACH TRUSTEE SERVES AN INDEFINITE TERM, UNTIL HIS OR HER SUCCESSOR IS ELECTED.
  ** THE FUND COMPLEX INCLUDES ALL OPEN AND CLOSED-END FUNDS (INCLUDING ALL OF THEIR PORTFOLIOS) ADVISED BY MORGAN STANLEY INVESTMENT ADVISORS INC. AND ANY FUNDS THAT HAVE AN INVESTMENT ADVISOR THAT IS AN AFFILIATED PERSON OF MORGAN STANLEY INVESTMENT ADVISORS INC. (INCLUDING BUT NOT LIMITED TO, MORGAN STANLEY INVESTMENT MANAGEMENT INC., MORGAN STANLEY INVESTMENTS LP AND VAN KAMPEN ASSET MANAGEMENT INC.).

Morgan Stanley Global Advantage Fund
TRUSTEE AND OFFICER INFORMATION CONTINUED

Officers:

                                                                                        TERM OF
                                                 POSITION(S)                          OFFICE AND
     NAME, AGE AND ADDRESS OF                     HELD WITH                            LENGTH OF
         EXECUTIVE OFFICER                       REGISTRANT                          TIME SERVED*
-----------------------------------  -----------------------------------  -----------------------------------
Mitchell M. Merin (48)               President                            President since May 1999
1221 Avenue of the Americas
New York, NY
Barry Fink (47)                      Vice President, Secretary and        Vice President, Secretary and
1221 Avenue of the Americas          General Counsel                      General Counsel since February 1997
New York, NY
Thomas F. Caloia (56)                Treasurer                            Treasurer since April 1989
c/o Morgan Stanley Trust
Harborside Financial Center,
Plaza Two
Jersey City, NJ


     NAME, AGE AND ADDRESS OF
         EXECUTIVE OFFICER           PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
-----------------------------------  -------------------------------------------
Mitchell M. Merin (48)               President and Chief Operating Officer of
1221 Avenue of the Americas          Morgan Stanley Investment Management (since
New York, NY                         December 1998); President, Director (since
                                     April 1997) and Chief Executive Officer
                                     (since June 1998) of the Investment Manager
                                     and Morgan Stanley Services; Chairman,
                                     Chief Executive Officer and Director of the
                                     Distributor (since June 1998); Chairman and
                                     Chief Executive Officer (since June 1998)
                                     and Director (since January 1998) of the
                                     Transfer Agent; Director of various Morgan
                                     Stanley subsidiaries; President of the
                                     Morgan Stanley Funds and TCW/DW Term Trusts
                                     (since May 1999); Trustee of various Van
                                     Kampen investment companies (since December
                                     1999); previously Chief Strategic Officer
                                     of the Investment Manager and Morgan
                                     Stanley Services and Executive Vice
                                     President of the Distributor (April
                                     1997-June 1998), Vice President of the
                                     Morgan Stanley Funds (May 1997-April 1999),
                                     and Executive Vice President of Morgan
                                     Stanley.
Barry Fink (47)                      General Counsel (since May 2000) and
1221 Avenue of the Americas          Managing Director (since December 2000) of
New York, NY                         Morgan Stanley Investment Management;
                                     Managing Director (since December 2000),
                                     and Secretary and General Counsel (since
                                     February 1997) and Director (since July
                                     1998) of the Investment Manager and Morgan
                                     Stanley Services; Assistant Secretary of
                                     Morgan Stanley DW; Vice President,
                                     Secretary and General Counsel of the Morgan
                                     Stanley Funds and TCW/DW Term Trusts (since
                                     February 1997); Vice President and
                                     Secretary of the Distributor; previously,
                                     Senior Vice President, Assistant Secretary
                                     and Assistant General Counsel of the
                                     Investment Manager and Morgan Stanley
                                     Services.
Thomas F. Caloia (56)                First Vice President and Assistant
c/o Morgan Stanley Trust             Treasurer of the Investment Manager, the
Harborside Financial Center,         Distributor and Morgan Stanley Services;
Plaza Two                            Treasurer of the Morgan Stanley Funds.
Jersey City, NJ

----------------------------

   * EACH OFFICER SERVES AN INDEFINITE TERM, UNTIL HIS OR HER SUCCESSOR IS ELECTED.

TRUSTEES                                                                [LOGO]

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel                         [PHOTO]

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS                                      MORGAN STANLEY
                                                          GLOBAL ADVANTAGE FUND
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020





This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling
(800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Funds are distributed by Morgan Stanley Distributors Inc.

Morgan Stanley Distributors Inc., member NASD.
36021RPT                                                 Annual Report
                                                         May 31, 2002
[LOGO]